Cover	Aug. 11, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 11, 2026
Entity File Number	001-42152
Entity Registrant Name	Eureka Acquisition Corp
Entity Central Index Key	0002000410
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	14 Prudential Tower
Entity Address, Country	SG
Entity Address, Postal Zip Code	049712
City Area Code	+1
Local Phone Number	949 899 1827
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, consisting of one Class A ordinary share, $0.0001 par value, and one Right to acquire one-fifth of one Class A ordinary share
Title of 12(b) Security	Units, consisting of one Class A ordinary share, $0.0001 par value, and one Right to acquire one-fifth of one Class A ordinary share
Trading Symbol	EURKU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	EURK
Security Exchange Name	NASDAQ
Rights, each whole right to acquire one-fifth of one Class A ordinary share
Title of 12(b) Security	Rights, each whole right to acquire one-fifth of one Class A ordinary share
Trading Symbol	EURKR
Security Exchange Name	NASDAQ